Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Financial Instruments Measured at Fair Value

The carrying amounts and fair values of the Group’s financial instruments measured at fair value are as follows:

	Fair values
	As of December 31,
	2025	2024
	US$	US$
Financial assets
Financial assets at FVTPL	358,387	164,620

Schedule of Significant Unobservable Inputs to Valuation of Financial Instruments

Below is summary of significant unobservable inputs to valuation of financial instruments as of December 31, 2024 and 2025:

	Valuation technique	Significant unobservable input	Range or estimate
Unlisted equity investment	Multiple/ EVA	Equity volatility	69.60%
Movie income right investments	Income approach	Discount rate	10.40%-12.59%

Schedule of Assets Measured at Fair Value

Assets measured at fair value:

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Recent transaction price (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$	US$	US$	US$
As of December 31, 2024
Financial assets at FVTPL	149,849	8,908	5,863	164,620

As of December 31, 2025
Financial assets at FVTPL	343,695	-	14,692	358,387

Schedule of Movements in Fair Value Measurements

The movements in fair value measurements within Level 3 during the years are as follow:

	For the year ended December 31,
	2025	2024
	US$	US$

At January 1,	5,863	5,741
Transfer from Level 2	8,908	—
Exchange realignment	(79)	122

At December 31,	14,692	5,863